Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 12,189	$ 9,511
Redeemable convertible preferred stock, par value (in usd per share)	$ 0	$ 0
Redeemable convertible preferred stock, cumulative percentage	5.00%	5.00%
Convertible preferred stock, shares issued (in shares)	215,000	215,000
Redeemable convertible preferred stock, redemption value	$ 2,540,110	$ 2,427,860
Common stock, no par value (in usd per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	171,849,325	168,406,323
Treasury stock (in shares)	16,294,119	15,626,740